Annual Total Returns - Fidelity Balanced K6 Fund [BarChart] - 08.31 Fidelity Balanced K6 Fund PRO-06 - Fidelity Balanced K6 Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 14, 2019
Fidelity Balanced K6 Fund
Bar Chart Table:
Annual Return 2020	22.75%